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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -------------------------------
   Address:      100 S. Rockland Falls Rd.
                 -------------------------------
                 PO Box 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Elizabeth Kirker               Rockland, DE          8/2/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                    53
                                        --------------------

Form 13F Information Table Value Total: $         152,738,134
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                          GREENVILLE CAPITAL MANAGEMENT
                  13F REPORT For the Month Ended June 30, 2004

COMMON STOCK                              CLASS                CUSIP                 VALUE      QUANTITY     PRICE    DISCRETION
1-800-Flowers.Com, Inc.                   Common             68243Q106             3,171,955     389,675      8.14        X
ASV, Inc.                                 Common             001963107             2,774,066      88,600     31.31        X
Aaron Rents, Inc.                         Common             002535201             6,349,789     191,605     33.14        X
AlphaSmart Inc.                           Common             02081f104             1,544,534     274,340      5.63        X
American Safety Insurance                 Common             g02995101             1,629,410     108,555     15.01        X
Anteon International Corp.                Common             03674e108             2,158,791      66,180     32.62        X
Argonaut Group, Inc.                      Common             040157109             2,644,410     143,484     18.43        X
Asta Funding, Inc.                        Common             046220109             2,903,625     166,875     17.40        X
AudioCodes, Ltd.                          Common             m15342104             4,283,538     358,455     11.95        X
August Technology Corp.                   Common             02364L109             1,436,896     114,585     12.54        X
Bradley Pharmaceuticals, Inc.             Common             104546103             4,169,376     149,440     27.90        X
Celadon Group, Inc                        Common             150838100             1,803,648     102,480     17.60        X
Citadel Security Software, inc.           Common             17288Q109             1,093,153     354,920      3.08        X
Conn's, Inc.                              Common             208242107             2,694,724     170,985     15.76        X
Connetics Corporation                     Common             208192104             3,721,446     184,230     20.20        X
Coventry Health Care, Inc.                Common             222862104             5,743,159     117,447     48.90        X
EVCI Career Colleges Inc.                 Common             26926p100             1,297,273     123,315     10.52        X
Epicor Software Corporation               Common             29426l108             4,612,966     328,325     14.05        X
EscoTechnologies, Inc.                    Common             296315104             1,980,083      37,108     53.36        X
FMC Corp New                              Common             302491303                 1,078          25     43.12        X
First Cash Financial  Services            Common             31942d107             2,190,563     102,940     21.28        X
Gevity HR, Inc.                           Common             374393106             3,808,026     145,400     26.19        X
Given Imaging Ltd.                        Common             M52020100             5,905,765     166,971     35.37        X
J. B. Hunt Transportation
  Services, Inc.                          Common             445658107             5,230,252     135,569     38.58        X
JLG Industries, Inc.                      Common             466210101             2,742,789     197,465     13.89        X
K-Swiss Inc.                              Common             482686102             2,375,382     117,535     20.21        X
Keystone Automotive                       Common             49338n109             3,760,576     134,836     27.89        X
LTX Corp.                                 Common             502392103             2,697,581     249,545     10.81        X
Lionbridge Technologies, Inc.             Common             536252109             3,275,913     428,224      7.65        X
MICROS Systems, Inc.                      Common             594901100             3,110,135      64,835     47.97        X
MapInfo Corp.                             Common             565105103             1,503,822     141,870     10.60        X
Marten Transport, Ltd.                    Common             573075108             3,261,791     174,895     18.65        X
Merit Medical Systems                     Common             589889104             6,171,234     387,397     15.93        X
Mobility Electronics, Inc.                Common             607410101             2,959,063     350,185      8.45        X
Modem Media,  Inc.                        Common             607533106             1,213,883     232,100      5.23        X
NMS Communications Corporation            Common             629248105             2,061,049     279,275      7.38        X
Navarre Corporation                       Common             639208107             4,056,973     281,930     14.39        X
OmniVision Technologies, Inc.             Common             682128103             3,774,647     236,655     15.95        X
Peet's Coffee & Tea, Inc.                 Common             705560100             4,843,462     193,816     24.99        X
Power-One, Inc.                           Common             739308104             3,079,890     280,500     10.98        X
Providence Service Corporation            Common             743815102             3,429,175     182,500     18.79        X
RAE Systems, Inc.                         Common             G3223r108             2,075,760     384,400      5.40        X
Richardson Electronics, Ltd.              Common             763165107             1,567,875     141,505     11.08        X
Rowe Furniture                            Common             779528108             1,991,638     362,116      5.50        X
Rubios Fresh Mexican Grill                Common             78116b102               107,206      13,485      7.95        X
Rush Enterprises                          Common             781846308             1,819,935     139,995     13.00        X
S M & A Corp.                             Common             78465D105             2,459,403     285,645      8.61        X
Stage Stores, Inc.                        Common             85254c305             3,228,780      85,735     37.66        X
TBC Corp.                                 Common             872180104             1,358,980      57,100     23.80        X
Tessera Technologies, Inc.                Common             88164l100             3,918,035     217,427     18.02        X
TradeStation Group, Inc.                  Common             89267p105             2,531,635     352,105      7.19        X
US Home Systems                           Common             90335c100             1,277,165     178,375      7.16        X
Vitran Corporation, Inc.                  Common             92580e107             2,935,831     178,470     16.45        X
                          53                                                     152,738,134